REVERSE MERGER (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 04, 2019	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Number of shares issued		463,636
Shares issued price per share (in dollars per share)		$ 1.10			$ 5.90
Proceeds from issuance of stock		$ 1,811,800	$ 2,100,000	$ 930,435	$ 2,981,300
Agreement And Plan Of Merger [Member]
Percentage of securityholders collectively own on a fully diluted basis	5.90%
Termination right term	Upon certain terminations of the Merger Agreement, MYnd may be required to pay Emmaus a termination fee of $750,000 and Emmaus may be required to pay MYnd a termination fee of $750,000; provided that if the termination results from the failure to obtain the approval of the continued listing of the post-merger company’s common stock on the NasdaqCM, this fee payable by Emmaus will be $1,600,000.
Third party expenses pay to other party	$ 600,000
Agreement And Plan Of Merger [Member] | Emmaus Life Sciences, Inc. [Member]
Percentage of securityholders collectively own on a fully diluted basis	94.10%
Percentage of share issued with debt conversion	5.90%